REAL ESTATE ASSETS - Impairment (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) ft² property	Jun. 30, 2020 USD ($) ft² property	Dec. 31, 2020 USD ($) ft² property	Dec. 31, 2019 USD ($) ft² property	Dec. 31, 2018 USD ($) ft² property
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of properties impaired | property	5	10	12	34	22
Area of real estate property impaired | ft²	165,000	673,000	824,000	3,400,000	2,300,000
Impairment of real estate assets	$ 4,377	$ 15,507	$ 16,737	$ 72,939	$ 32,975
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate asset deemed to be impaired	35,500	85,700	103,100	457,300	365,400
Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Real estate asset deemed to be impaired	$ 31,200	$ 70,200	$ 86,400	$ 384,400	$ 332,400